Commitments and Contingencies (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Long service payments obligation	$ 6,625	$ 51,674	$ 4,053	$ 31,610
Severance payment	$ 0